CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		195 Months Ended	203 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Operating Expenses
General and administrative	$ 27,995	$ 54,095	$ 218,587	$ 139,250	$ 550,655	$ 397,848	$ 2,336,914	$ 2,555,501
Depreciation and amortization		6,538		22,001	27,897	17,738	145,126	145,126
Imputed interest on loan payable - related party							1,560	1,560
Interest and bank charges	584	1,461	1,173	6,540	7,867	26,148	394,257	395,430
Foreign exchange loss (gain)		(3,702)	1,563	486	(1,613)	7,778	(15,319)	(13,756)
Professional fees - accounting and legal	47,674	25,219	80,450	189,198	241,125	428,543	1,808,036	1,888,486
Property search and negotiation						150,000	479,695	479,695
Salaries, management and consulting fees	80,947	95,098	227,707	406,398	668,926	629,715	3,471,173	3,698,880
Expenses					1,494,857	1,657,770	8,621,442
Exploration expenses	7,772	23,055	131,724	261,304	307,613	644,313	9,731,339	9,863,063
Write-off of equipment					67,357		240,338	240,338
Total Operating Expenses	164,972	201,764	661,204	1,025,177	1,869,827	2,302,083	18,593,119	19,254,323
Other income (loss)
Gain (loss) on disposition of subsidiary		(245,221)		(2,757,511)	(2,757,511)		(2,541,037)	(2,541,037)
Interest income							22,353	22,353
Gain on sale of rights to Matupa agreement (net)							80,237	80,237
Loss on investments							(37,971)	(37,971)
Loss on spun-off operations							(316,598)	(316,598)
Gain (loss) on extinguishment of liabilities/debt	94,860		94,860				(1,014,465)	(919,605)
Total other income (loss)	94,860	(245,221)	94,860	(2,757,511)	(2,757,511)		(3,807,481)	(3,712,621)
Net Loss	(70,112)	(446,985)	(566,344)	(3,782,688)	(4,627,338)	(2,302,083)	(22,400,600)	(22,966,944)
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,875)	591	822	2,510	22,532	(198)
Comprehensive income (loss)	$ (72,987)	$ (446,394)	$ (565,522)	$ (3,780,178)
Net Loss Per Share - Basic and Diluted		$ 0.0	$ (0.01)	$ (0.04)	$ (0.05)	$ (0.03)
Weighted Average Shares Outstanding - Basic and Diluted	114,144,706	89,540,183	112,726,318	89,036,372	90,537,439	81,069,047